Fair value measurement (Changes in Contingent Consideration Obligation) (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 14, 2015	Dec. 31, 2015	Dec. 31, 2014
Dezima [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Additions from Dezima acquisition	$ 110
Recurring [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance		$ 215
Ending balance		188	$ 215
Recurring [Member] | Significant unobservable inputs (Level 3) [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance		215	595
Net changes in valuation		(12)	(30)
Ending balance		188	215
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Dezima [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Additions from Dezima acquisition		110	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Onyx [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Settlement of contingent consideration		0	(225)
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Biovex [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Settlement of contingent consideration		$ (125)	$ (125)